Cover	Jul. 31, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Macatawa Bank Corporation (“Macatawa”) is filing this Amendment No. 1 on Form 8-K/A (this “Amendment”) to its Form 8-K, which was originally filed on July 31, 2024 (the “Original Filing”), solely to correct the vote totals presented in the Original Filing. This Amendment amends, restates and replaces the Original Filing in its entirety.
Document Period End Date	Jul. 31, 2024
Entity File Number	000-25927
Entity Registrant Name	MACATAWA BANK CORPORATION
Entity Central Index Key	0001053584
Entity Tax Identification Number	38-3391345
Entity Incorporation, State or Country Code	MI
Entity Address, Address Line One	10753 Macatawa Drive
Entity Address, City or Town	Holland
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	49424
City Area Code	(616)
Local Phone Number	820-1444
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock
Trading Symbol	MCBC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false